Earnings per share ("EPS") - Additional Information (Details) - shares	Jun. 30, 2026	Jun. 30, 2025
Treasury shares
Earnings per share [line items]
Ordinary shares in issue (shares)	12,591,893	12,591,893
Ordinary shares
Earnings per share [line items]
Ordinary shares in issue (shares)	1,091,394,251	1,091,394,251